Credit Quality of Financial Assets and the Allowance for Credit Losses - Additional Information (Detail) - Installment Loans - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Financing Receivable, Modifications [Line Items]
Repurchase	¥ 76,395	¥ 48,855	¥ 14,362
Loans for which real estate is received as collateral
Financing Receivable, Modifications [Line Items]
Mortgage loans in process of foreclosure	¥ 107	¥ 79